Leases - Schedule of Lease Assets Obtained in Exchange for Lease Obligation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating leases	¥ 36,515	$ 5,730	¥ 359,168	¥ 323,242
Finance leases	¥ 75,693	$ 11,878	¥ 15,208	¥ 18,950